Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

Basis of presentation and principles of consolidation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). The consolidated financial statements of the Company include the financial statements of the Company, its subsidiaries and VIE in which the Company is the primary beneficiary. The results of the subsidiaries are consolidated from the date on which the Company obtained control and continues to be consolidated until the date that such control ceases. Subsidiary company is consolidated using the merger method of accounting as the business combination of this subsidiary company involved an entity under common control. All intercompany balances and transactions between the Company and its subsidiaries have been eliminated in consolidation.

Restatement of financial statements

Restatement of financial statements

Subsequent to the issuance of the Company’s Annual Report on Form 20-F for the year ended December 31, 2023, the Company identified that “share subscriptions received in advance” had been presented incorrectly within shareholders’ equity. These amounts represent consideration received from investors for shares that had not yet been issued as of the respective balance-sheet dates.

The Company has restated its consolidated financial statements as of December 31, 2023 to reclassify the amount of $104,463, which was previously included within shareholders’ equity, to current liabilities.

The reclassification resulted in a decrease to total stockholders’ equity and a corresponding increase to current liabilities (“Share subscription funds received in advance”) as of December 31, 2023. The correction did not affect the Company’s net income, total assets, or cash flows for the period presented.

The accompanying consolidated financial statements and related disclosures have been restated to reflect this correction.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Actual results could differ from those estimates.

Foreign currency translation and transactions

Foreign currency translation and transactions

The Company uses United States dollars (“$”) as reporting currency. The functional currency of company’s subsidiary incorporated in Labuan is maintained in United States dollars (“$”). In addition, VIE and subsidiaries incorporated in Malaysia are maintained in their local currencies which are Malaysia Ringgit (“MYR”). Monetary assets and liabilities denominated in currencies other than their local currencies are translated into local currencies at the rates of exchange in effect at the consolidated balance sheet dates.

Transactions denominated in currencies other than their local currencies during the year are converted into local currencies at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in other income, net in the consolidated statements of income and comprehensive income.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing at the balance sheet date.

The following table outlines the currency exchange rates that were used for the respective periods:

	As of and for the year ended December 31, 2023	As of and for the year ended December 31, 2022
Year/Period-end MYR:US$1 exchange rate	4.5915	4.4130
Year/Period-average MYR:US$1 exchange rate	4.5653	4.4005
Year/Period-end MYR:HKD$1 exchange rate	0.5876	0.5659
Year/Period-average MYR:HKD$1 exchange rate	0.5832	0.5619
Year/Period-end MYR:SGD$1 exchange rate	3.4822	3.2819
Year/Period-average MYR:SGD$1 exchange rate	3.3981	3.1912
Year/Period-end MYR:CNY$1 exchange rate	0.6469	0.6342
Year/Period-average MYR:CNY$1 exchange rate	0.6441	0.6540

Going Concern

Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. For the years ended December 31, 2023 and 2022 the Company incurred a net loss of $1,686,901 and $1,095,765 and had an accumulated deficit of $3,153,565 and $1,479,688 for years ended December 31, 2023 and 2022 respectively. As of December 31, 2023, the Company had shareholders’ deficit of $1,863,522 which raise substantial doubt about the Company’s ability to continue as a going concern within one year of the date that the financial statements are issued. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

The Company’s ability to continue as a going concern is dependent upon improving its profitability and the continuing financial support from its shareholders. Management believes the existing shareholders or external financing will provide the additional cash to meet the Company’s obligations as they become due. No assurance can be given that any future financing, if needed, will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, if needed, it may contain undue restrictions on its operations, in the case of debt financing, or cause substantial dilution for its stock holders, in the case of equity financing.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, bank balances, deposits with licensed banks, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and subject to an insignificant risk of changes in value, net of bank overdrafts and pledged deposits, if any.

Accounts Receivable

Accounts Receivable

Accounts receivable are recorded in accordance with ASC 310, “Receivables.” Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in its existing accounts receivable. The Company does not currently have any amount recorded as an allowance for doubtful accounts. Based on management’s estimate and based on all accounts being current, the Company has not deemed it necessary to reserve for doubtful accounts at this time.

Property, Plant and Equipment (PPE)

Property, Plant and Equipment (PPE)

Property, plant and equipment, consist of office equipment and computer software, is recorded at cost reduced by accumulated depreciation and impairment, if any. Depreciation expense is recognized over the assets’ estimated useful lives of five years using the straight-line method. Major additions and improvements are capitalized as additions to the property, plant and equipment accounts, while replacements, maintenance and repairs that do not improve or extend the life of the respective assets, are expensed as incurred. Estimated useful lives are periodically reviewed and, when appropriate, changes are made prospectively. When certain events or changes in operating conditions occur, asset lives may be adjusted and an impairment assessment may be performed on the recoverability of the carrying amounts.

Right-of-Use (ROU)

Right-of-Use (ROU)

For all leases at the lease commencement date, a right-of-use asset and a lease liability are recognized. The right-of-use asset represents the right to use the leased asset for the lease term. The lease liability represents the present value of the lease payments under the lease. Right-of-use assets depreciates on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.

Lease

Lease

A lease is defined as ‘a contract, or part of a contract, that conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration’.

Lease liability is measured at the present value of the lease payments unpaid at that date, discounted using the interest rate implicit in the lease if that rate is readily available or the Group’s incremental borrowing rate.

Goodwill

Goodwill

Goodwill is recognized for the excess of the purchase price over the fair value of tangible and identifiable intangible net assets of businesses acquired. Goodwill is not being amortized but is reviewed at least annually for impairment and whenever events or changes in circumstances indicate that the value of the asset may be impaired. In the evaluation of goodwill impairment, the Company performs a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the qualitative assessment is not conclusive, we proceed to a two-step process to test goodwill for impairment including comparing the fair value of the reporting unit to its carrying value (including attributable goodwill). Fair value for the reporting units is determined using an income or market approach incorporating market participant considerations and management’s assumptions on revenue growth rates, operating margins, discount rates and expected capital expenditures. Fair value determinations may include both internal and third-party valuations.

Fair Value Measurement

Fair Value Measurement

The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs, when determining fair value. The three tiers are defined as follows:

● Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets or liabilities in active markets;

● Level 2—Observable inputs other than quoted prices in active markets that are observable either directly or indirectly in the marketplace for identical or similar assets and liabilities; and

● Level 3—Unobservable inputs that are supported by little or no market data, which require the Company to develop its own assumptions.

The Company’s financial instruments, including cash, accounts receivable, prepaid expense and other current assets, accounts payable and accrued liabilities, and loans payable, are carried at historical cost. At December 31, 2023 and December 31, 2022, the carrying amounts of these instruments approximated their fair values because of the short-term nature of these instruments.

Non-controlling interests

Non-controlling interests

For the Company’s subsidiaries majority-owned by the Company, non-controlling interests are recognized to reflect the portion of the equity which is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non-controlling interests acquired through a business combination are recognized at fair value at the acquisition date, which is estimated with reference to the purchase price per share as of the acquisition date.

Revenue Recognition

Revenue Recognition

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts. ASC 606 creates a five-step model that requires entities to exercise judgment when considering the terms of contracts, which includes (1) identifying the contracts or agreements with a customer, (2) identifying our performance obligations in the contract or agreement, (3) determining the transaction price, (4) allocating the transaction price to the separate performance obligations, and (5) recognizing revenue as each performance obligation is satisfied. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the services it transfers to its clients.

Revenue is measured at the fair value of the consideration received or receivable, net of discounts and returns. The Company derives its revenue from provision of providing services of information and communication technology.

Earnings per share

Earnings per share

Basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average common shares outstanding during the periods. Diluted earnings per share is calculated by dividing net income attributable to common shareholders by the weighted average common shares outstanding during the period adjusted for the effect of dilutive common share equivalent (computed using the treasury stock or if converted method).

Income taxes

Income taxes

Income taxes are determined in accordance with the provisions of ASC Topic 740, “Income Taxes” (“ASC Topic 740”). Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. Any effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

ASC 740 prescribes a comprehensive model for how companies should recognize, measure, present, and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. Under ASC 740, tax positions must initially be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.

Related Parties	Related Parties The Company follows ASC 850, “Related Party Disclosures”, for the identification of related parties and disclosure of related party transactions and balances.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and do not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial condition or the results of its operations.

In August 2020, the FASB issued “ASU 2020-06, Debt with Conversion and Other Options (Subtopic 47020) and Derivatives and Hedging – Contracts in Equity’s Own Equity (Subtopic 815-40)” which simplifies the accounting for convertible instruments. The guidance removes certain accounting models which separate the embedded conversion features from the host contract for convertible instruments. Either a modified retrospective method of transition or a fully retrospective method of transition is permissible for the adoption of this standard. Update No. 2020-06 is effective for the fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted no earlier than the fiscal year beginning after December 15, 2020. The Company is currently evaluating the potential on its financial statements.

ASC 842 originally required all entities to use a “modified retrospective” transition approach that is intended to maximize comparability and be less complex than a full retrospective approach. On July 30, 2018, the FASB issued ASU 2018-11 to provide entities with relief from the costs of implementing certain aspects of the new leasing standard, ASU 2016-02 of which permits entities may elect not to recast the comparative years presented when transitioning to ASC 842. As permitted by ASU 2018-11, the Company elect not to recast comparative years, thusly.

In June 2016, the FASB issued ASE No. 2016-13, Credit Losses – Measurement of Credit Losses on Financial Instruments (“ASC 326”). The standard significantly changes how entities will measure credit losses for most financial assets, including accounts and notes receivables. The standard will replace today’s “incurred loss” approach with an “expected loss” model, under which companies will recognize allowances based on expected rather than incurred losses. Entities will apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. The standard is effective for interim and annual reporting periods beginning after December 15, 2022. The Company is currently assessing the impact of adopting this standard on the Company’s financial statements and related disclosures.

Other recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company’s present or future financial statements.